Schedule of other income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Other Income
Liability no longer required to be paid		₨ 87,925	₨ 38,973	₨ 22,063
Government grant		7,883	86,810	233,180
Gain on termination/rent concession of leases		33,238	27,241
Gain on sale of property, plant and equipment (net)		2,480	4,842	5,050
Miscellaneous income		519	1,765	3,492
Total	$ 1,805	₨ 132,045	₨ 159,631	₨ 263,785